STOCK-BASED COMPENSATION EXPENSE - Impact of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 16,602	$ 562	$ 47,607	$ 842
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	3,765	311	16,594	743
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 12,837	$ 251	30,961	99
Sales and Marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			52
Internal developed software
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 200	$ 100